Exceptional items - Summary of Exceptional Items Included in Income Statement (Detail) - USD ($) $ in Millions	3 Months Ended	12 Months Ended
	Jun. 30, 2020	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of Exceptional Items [line items]
COVID-19 costs		$ (18)	$ (105)	$ (182)
Restructuring		(110)	(172)	(157)
Business and asset disposal (including impairment losses)		(71)	(247)	(239)
AB InBev Efes related costs		(51)
Acquisition costs business combinations		(1)	(17)	(25)
Zenzele Kabili costs			(72)
Impairment of goodwill	$ (2,500)			(2,500)	[1]
Impact on profit from operations		(251)	(614)	(3,103)
Exceptional net finance income/(cost)		498	(806)	(1,738)
Exceptional share of results of associates		(1,143)
Exceptional taxes		399	346	155
Exceptional non-controlling interest		13	20	228
Gain on divestiture of Australia (discontinued operations)				1,919
Net impact on profit		$ (484)	$ (1,054)	$ (2,538)

[1]	Amended to conform to 2022 presentation.